Prepaids and other current assets (Details) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Prepaids and other current assets
Sales tax receivable	$ 11,670	$ 7,583
Accrued interest	125	2,779
Prepaid assets	23,365	10,696
Other	7,823	2,333
Total	$ 42,983	$ 23,391